FINANCIAL INSTRUMENTS - Derivatives (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Financial Instruments:
Financial assets, current	$ 29,196	$ 36,353
Financial assets, non-current	20,071	28,792
Financial liabilities, current	110,166	113,438
Fair value liabilities, non-current	136,329	76,268
Classified as fair value
Financial Instruments:
Financial assets, current	29,196	36,353
Financial assets, non-current	20,071	28,792
Financial liabilities, current	110,166	113,438
Fair value liabilities, non-current	136,329	76,268
Classified as fair value | Forward contract
Financial Instruments:
Financial assets, current	14,975	24,549
Financial assets, non-current	12,585	17,673
Financial liabilities, current	84,147	57,461
Fair value liabilities, non-current	124,423	51,836
Classified as fair value | Swap contract
Financial Instruments:
Financial assets, current	3,831	6,915
Financial assets, non-current	7,201	1,492
Financial liabilities, current	21,346	53,917
Fair value liabilities, non-current	6,592	24,432
Classified as fair value | (fx) exchange forward contracts
Financial Instruments:
Financial assets, current		4,519
Financial assets, non-current		3,036
Financial liabilities, current	3,494
Fair value liabilities, non-current	4,091
Classified as fair value | Weather derivatives
Financial Instruments:
Financial assets, current	7,478
Financial liabilities, current	547	280
Fair value liabilities, non-current	642
Classified as fair value | Other derivative options
Financial Instruments:
Financial assets, current	2,912	370
Financial assets, non-current	285	6,591
Financial liabilities, current	632	$ 1,780
Fair value liabilities, non-current	$ 581